Cover	Dec. 20, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2019
Entity File Number	001-37636
Entity Registrant Name	MATCH GROUP, INC.
Entity Central Index Key	0001575189
Entity Tax Identification Number	26-4278917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8750 North Central Expressway
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	214
Local Phone Number	576-9352
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MTCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false